Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net

Note D: Accounts Receivable, Net

December 31
(add 000)	2012	2011
Customer receivables	$226,577	$197,611
Other current receivables	3,542	11,432
	230,119	209,043
Less allowances	(6,069)	(5,295)
Total	$224,050	$203,748